(Loss)/Earnings Per Share - Schedule of Basic and Diluted (Loss)/Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Net (loss)/income attributable to the Company’s ordinary shareholders
Basic		$ (55,518)	$ 30,253
Diluted		$ (55,518)	$ 30,253
Weighted-average number of ordinary shares used to compute net income per share
Basic	[1]	166,916,728	163,186,914
Diluted	[1]	166,916,728	168,569,206
Basic and diluted (loss)/earnings per share ($)
Basic	[1]	$ (0.33)	$ 0.19
Diluted	[1]	$ (0.33)	$ 0.18

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.